Subsequent Events - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended			8 Months Ended	9 Months Ended			12 Months Ended
	May 13, 2024	May 08, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2024	Oct. 01, 2023	[1]	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Dec. 26, 2021	Feb. 10, 2025	Jan. 31, 2025	Sep. 30, 2024	Apr. 01, 2021
Subsequent Event [Line Items]
Proceeds from reverse recapitalization transaction						$ 330,000
Proceeds from Issuance of private placement	$ 254,300					$ 254,300	$ 254,300
Interest rate swaps | Designated as Hedging Instrument
Subsequent Event [Line Items]
Notional Amount										$ 1,700,000						$ 1,700,000
LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Interest rate (as percent)						5.50%	5.50%
Proceeds from reverse recapitalization transaction	330,000
Proceeds from Issuance of private placement	254,300
Revolving credit facility, maximum borrowing capacity										1,250,000
Notional Amount						$ 345,000	$ 345,000			1,700,000
Goodwill, Impairment Loss			$ 493,900		$ 1,475,000					$ 493,900	$ 1,475,000
Entertainment One Film And Television Business [Member]
Subsequent Event [Line Items]
Reporting Unit, Amount of Fair Value in Excess of Carrying Amount				$ 296,167
Goodwill, Impairment Loss				231,000				$ 231,000				$ 0	$ 0
Impairment of Intangible Assets, Finite-Lived				$ 65,167
Forecast | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Proceeds from reverse recapitalization transaction, received after closing	$ 20,000
5.500% Senior Notes | Senior Notes
Subsequent Event [Line Items]
Interest rate (as percent)										5.50%
5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Interest rate (as percent)										5.50%							5.50%
Debt interest face value																	$ 1,000,000
5.500 Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Interest rate (as percent)		5.50%				5.50%	5.50%
Debt interest face value		$ 389,900
5.500 Senior Notes | Senior Notes | Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Interest rate (as percent)		6.00%
Production Tax Credit Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Revolving credit facility, maximum borrowing capacity						$ 260,000	$ 260,000
Production Tax Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility
Subsequent Event [Line Items]
Revolving credit facility, maximum borrowing capacity						$ 260,000	$ 260,000			$ 260,000
Studio Business | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent	87.80%
Subsidiary, Ownership Percentage, Noncontrolling Owner	12.20%
Studio Business | Screaming Eagle
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner	12.20%
Studio Business | Screaming Eagle | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner	12.20%
Subsequent Event
Subsequent Event [Line Items]
Proceeds From Reverse Recapitalization Transaction Received After Business Combination		$ 330,000
Proceeds From Reverse Recapitalization Transaction Receivable		20,000
Subsequent Event | Interest rate swaps | Designated as Hedging Instrument
Subsequent Event [Line Items]
Notional Amount															$ 100,000
Fixed rate paid or received															4.06%
Subsequent Event | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Proceeds from reverse recapitalization transaction	$ 350,000
Proceeds from Issuance of private placement	274,300
Proceeds from reverse recapitalization transaction, received at closing	$ 330,000
Subsequent Event | LIONS GATE ENTERTAINMENT CORP [Member] | Interest rate swaps | Designated as Hedging Instrument
Subsequent Event [Line Items]
Notional Amount															$ 100,000
Fixed rate paid or received															4.06%
Subsequent Event | Forecast
Subsequent Event [Line Items]
Proceeds from Issuance of private placement		254,300
Subsequent Event | 5.500 Senior Notes
Subsequent Event [Line Items]
Debt interest face value		$ 389,900
Subsequent Event | 5.500 Senior Notes | Senior Notes
Subsequent Event [Line Items]
Interest rate (as percent)		5.50%
Debt Instrument, Interest Rate, Increase (Decrease)		6.00%
Subsequent Event | 5.500 Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Interest rate (as percent)		5.50%
Debt interest face value		$ 389,900
Debt conversion, original debt, amount		$ 389,900
Subsequent Event | 5.500 Senior Notes | Senior Notes | Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Interest rate (as percent)		6.00%
Subsequent Event | Production Tax Credit Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Revolving credit facility, maximum borrowing capacity														$ 280,000
Subsequent Event | Production Tax Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility
Subsequent Event [Line Items]
Revolving credit facility, maximum borrowing capacity														$ 280,000
Subsequent Event | Studio Business | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent	87.20%
Subsequent Event | Studio Business | Screaming Eagle | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner	12.80%
Subsequent Event | SEAC | Lionsgate Studios
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent		87.80%
Subsequent Event | SEAC | Screaming Eagle | Lionsgate Studios
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner		12.20%

[1]	See note 1 for discussion of goodwill impairment recorded during the second quarter of 2023.